Financial Results (Tables)	12 Months Ended
Dec. 31, 2021
Financial Results
Schedule of financial results

	12.31.2021	12.31.2020	12.31.2019
Financial income
Arrears charges on bills	326,217	271,966	215,522
Interest and monetary variation of CRC transfer (Note 8.1)	255,777	341,964	192,724
Return on financial investments	163,888	80,704	119,622
Remuneration of net sectorial assets and liabilities (Note 9.2)	35,902	20,168	47,378
Monetary variation over the Itaipu power purchase	30,043	42,729	26,332
Recognition of tax credit (Note 13.2.1)	21,640	944,549	38,434
Exchange variation on loan collateral	9,243	35,089	-
Monetary variation and adjustment to present value of accounts
payable related to the concession (Note 27.1)	5,373	2,322	1,462
Derivatives fair value - forward contract (Note 36.2.3 - b)	-	24,511	-
Other financial income	125,594	160,100	121,283
(-) Pis/Pasep and Cofins taxes on interes on capital	(41,628)	(84,434)	(33,251)
	932,049	1,839,668	729,506
( - ) Financial expenses
Monetary and exchange variation and debt charges	855,814	607,569	853,880
Monetary variation and adjustment to present value of accounts
payable related to the concession (Note 27.1)	200,629	192,848	100,455
Monetary variation over the Itaipu power purchase	58,814	75,478	29,547
PIS/Pasep/Cofins taxes on interest on capital	34,382	27,748	71,549
Derivatives fair value - forward contract (Note 36.2.3 - b)	20,401	-	1,203
Interest on R&D and EEP (Note 26.2)	14,814	12,550	24,570
Remuneration of net sectorial assets and liabilities (Note 9.2)	3,744	62	5,753
Interest and monetary variation of CRC transfer (Note 8.1)	1,787	-	8,495
Other financial expenses	69,025	57,142	89,418
	1,259,410	973,397	1,184,870
Net	(327,361)	866,271	(455,364)